Financial Risk Management Activities - Environmental Obligations (Details) $ in Thousands, R in Millions, $ in Millions	72 Months Ended
	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Financial assets		$ 86,000		$ 147,000	$ 138,000
Environmental obligations | Iduapriem
Disclosure of other provisions [line items]
Carrying value of liability		46,300
Cash component of bond		9,990
Bond guarantees issued by banks		36,600
Environmental obligations | Obuasi
Disclosure of other provisions [line items]
Carrying value of liability		186,300
Cash component of bond		20,600
Bond guarantees issued by banks		30,000
Environmental obligations | Australia
Disclosure of other provisions [line items]
Payments to environment fund	$ 6.8
Carrying value of liability		$ 137,900
Environmental obligations | South Africa
Disclosure of other provisions [line items]
Carrying value of liability | R			R 897
Bond guarantees issued by banks | R			549
Financial assets | R			R 1,156